Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129664
Shareholder Report [Line Items]
Fund Name	Target 2020 Fund
Class Name	Investor Class
Trading Symbol	TRRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2020 Fund - Investor Class	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2020 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,338	10,232	10,316
2016	10,238	9,908	10,255
2017	10,699	10,008	10,724
2017	11,028	10,158	11,015
2017	11,282	10,283	11,233
2017	11,583	10,227	11,632
2018	11,668	10,059	11,684
2018	11,668	10,120	11,756
2018	11,881	10,175	12,040
2018	11,513	10,089	11,643
2019	11,870	10,378	11,938
2019	11,992	10,768	11,988
2019	12,451	11,210	12,457
2019	12,797	11,178	12,895
2020	12,695	11,590	12,663
2020	12,674	11,781	12,768
2020	13,708	11,936	13,641
2020	14,225	11,992	14,118
2021	14,798	11,750	14,508
2021	15,418	11,734	15,109
2021	15,816	11,925	15,522
2021	15,639	11,854	15,376
2022	15,200	11,440	14,972
2022	14,467	10,769	14,252
2022	13,991	10,552	13,792
2022	14,072	10,332	13,947
2023	14,083	10,328	14,026
2023	14,298	10,538	14,278
2023	14,665	10,426	14,662
2023	14,804	10,454	14,780
2024	15,586	10,671	15,585
2024	15,916	10,676	15,889
2024	16,587	11,187	16,677
2024	16,891	11,173	16,937
2025	16,978	11,291	17,034
2025	17,104	11,258	17,235
2025	17,829	11,538	18,069
2025	18,316	11,809	18,671
2026	18,937	11,998	19,303
2026	19,281	11,836	19,769

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2020 Fund (Investor Class)	12.73%	4.57%	6.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.52	7.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 242,635,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 959,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$242,635 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	44.0%
Domestic Equity Funds	28.4
International Bond Funds	16.1
International Equity Funds	10.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	17.4
T. Rowe Price International Bond Fund (USD Hedged)	6.6
T. Rowe Price Growth Stock Fund	6.0
T. Rowe Price Value Fund	5.8
T. Rowe Price Dynamic Global Bond Fund	4.0
T. Rowe Price Emerging Markets Bond Fund	3.9
T. Rowe Price Hedged Equity Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.2
T. Rowe Price Equity Index 500 Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129665
Shareholder Report [Line Items]
Fund Name	Target 2020 Fund
Class Name	Advisor Class
Trading Symbol	PAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2020 Fund - Advisor Class	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2020 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,330	10,232	10,316
2016	10,229	9,908	10,255
2017	10,683	10,008	10,724
2017	11,003	10,158	11,015
2017	11,248	10,283	11,233
2017	11,540	10,227	11,632
2018	11,616	10,059	11,684
2018	11,606	10,120	11,756
2018	11,810	10,175	12,040
2018	11,432	10,089	11,643
2019	11,786	10,378	11,938
2019	11,887	10,768	11,988
2019	12,344	11,210	12,457
2019	12,678	11,178	12,895
2020	12,567	11,590	12,663
2020	12,525	11,781	12,768
2020	13,552	11,936	13,641
2020	14,055	11,992	14,118
2021	14,603	11,750	14,508
2021	15,206	11,734	15,109
2021	15,589	11,925	15,522
2021	15,403	11,854	15,376
2022	14,973	11,440	14,972
2022	14,237	10,769	14,252
2022	13,754	10,552	13,792
2022	13,835	10,332	13,947
2023	13,825	10,328	14,026
2023	14,037	10,538	14,278
2023	14,385	10,426	14,662
2023	14,509	10,454	14,780
2024	15,273	10,671	15,585
2024	15,583	10,676	15,889
2024	16,230	11,187	16,677
2024	16,527	11,173	16,937
2025	16,609	11,291	17,034
2025	16,705	11,258	17,235
2025	17,401	11,538	18,069
2025	17,865	11,809	18,671
2026	18,460	11,998	19,303
2026	18,791	11,836	19,769

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2020 Fund (Advisor Class)	12.49%	4.32%	6.51%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.52	7.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 242,635,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 959,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$242,635 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	44.0%
Domestic Equity Funds	28.4
International Bond Funds	16.1
International Equity Funds	10.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	17.4
T. Rowe Price International Bond Fund (USD Hedged)	6.6
T. Rowe Price Growth Stock Fund	6.0
T. Rowe Price Value Fund	5.8
T. Rowe Price Dynamic Global Bond Fund	4.0
T. Rowe Price Emerging Markets Bond Fund	3.9
T. Rowe Price Hedged Equity Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.2
T. Rowe Price Equity Index 500 Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169043
Shareholder Report [Line Items]
Fund Name	Target 2020 Fund
Class Name	I Class
Trading Symbol	TTURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2020 Fund - I Class	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2020 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	517,367	511,616	515,809
2016	512,340	495,403	512,731
2017	535,917	500,416	536,178
2017	552,371	507,893	550,745
2017	565,063	514,136	561,674
2017	580,107	511,326	581,591
2018	584,884	502,944	584,204
2018	584,884	505,990	587,777
2018	596,048	508,741	601,977
2018	577,603	504,464	582,134
2019	595,496	518,886	596,923
2019	601,624	538,376	599,420
2019	625,117	560,492	622,864
2019	642,992	558,902	644,760
2020	637,843	579,506	633,126
2020	636,784	589,067	638,383
2020	689,231	596,775	682,049
2020	715,720	599,611	705,920
2021	744,535	587,524	725,403
2021	775,627	586,682	755,456
2021	796,170	596,272	776,113
2021	787,286	592,695	768,799
2022	765,919	571,989	748,589
2022	729,641	538,444	712,598
2022	705,651	527,606	689,597
2022	710,332	516,596	697,328
2023	710,550	516,381	701,320
2023	722,031	526,907	713,894
2023	740,528	521,310	733,102
2023	747,545	522,690	739,019
2024	787,603	533,562	779,249
2024	804,927	533,786	794,453
2024	838,910	559,349	833,830
2024	854,902	558,625	846,873
2025	860,252	564,552	851,715
2025	865,902	562,924	861,767
2025	903,335	576,891	903,440
2025	928,055	590,474	933,545
2026	960,021	599,896	965,169
2026	978,206	591,821	988,463

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2020 Fund (I Class)	12.97%	4.75%	6.94%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.52	7.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 242,635,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 959,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$242,635 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	44.0%
Domestic Equity Funds	28.4
International Bond Funds	16.1
International Equity Funds	10.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	17.4
T. Rowe Price International Bond Fund (USD Hedged)	6.6
T. Rowe Price Growth Stock Fund	6.0
T. Rowe Price Value Fund	5.8
T. Rowe Price Dynamic Global Bond Fund	4.0
T. Rowe Price Emerging Markets Bond Fund	3.9
T. Rowe Price Hedged Equity Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.2
T. Rowe Price Equity Index 500 Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless